Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stock based incentive plan, shares issued	200,500
Series B Preferred Stock [Member]
Preferred stock, share issued	480,000	480,000
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, offering expenses		$ 631